29. REVENUE (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue Details
Sale of goods	$ 640,419,045	$ 655,311,727	$ 632,371,393
Rendering of services	3,365,642	3,135,894	3,822,681
Revenue	$ 643,784,687	$ 658,447,621	$ 636,194,074